CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares
Allowance for doubtful accounts receivable	¥ 240,326	$ 37,712	¥ 360,299
Total current liabilities	22,476,470	3,527,048	24,854,578
Total non-current liabilities	14,322,582	2,247,527	13,886,553
VIEs
Total current liabilities	13,941,720	2,187,760	12,127,963
Total non-current liabilities	¥ 919,082	$ 144,224	¥ 1,148,695
Class A Ordinary Shares
Common stock, par value per share | $ / shares		$ 0.00001
Common stock, shares authorized	94,000,000,000	94,000,000,000	94,000,000,000
Common stock, shares issued	2,940,101,566	2,940,101,566	2,900,519,681
Common stock, shares outstanding	2,722,361,459	2,722,361,459	2,609,809,545
Class B Ordinary Shares
Common stock, par value per share | $ / shares		$ 0.00001
Common stock, shares authorized	5,000,000,000	5,000,000,000	5,000,000,000
Common stock, shares issued	2,876,391,396	2,876,391,396	2,876,391,396
Common stock, shares outstanding	2,876,391,396	2,876,391,396	2,876,391,396